MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Value of Marketable Securities Reported in Current and Non-Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2012 and December 31, 2011 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2011	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2012
Debt securities issued by the U.S. Treasury	100	450	(400)	—	—	—	150
Debt securities issued by foreign governments	81	—	(81)	—	—	—	—
Fixed rate debt securities issued by financial institutions	27	—	(25)	—	—	(2)	—
Senior debt Floating Rate Notes issued by financial institutions	205	—	(124)	6	1	—	88
Total	413	450	(630)	6	1	(2)	238

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income